CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement of Comprehensive Income [Abstract]
Net sales	$ 77,337	$ 85,980	$ 64,886
Cost of sales	64,498	72,028	51,720
Gross profit	12,839	13,952	13,166
Selling, general and administrative expenses	10,966	11,267	10,310
Other income, net (note 13)	1,014	74	405
Operating income	2,887	2,759	3,261
Non-operating (expenses) income, net (note 14)	(573)	5,308	5,445
Income before income taxes	2,314	8,067	8,706
Income tax expense (benefit) (note 8)	255	(165)	475
Net income attributable to Deswell Industries, Inc.	2,059	8,232	8,231
Other comprehensive income (loss)
Total comprehensive income attributable to Deswell Industries, Inc.	$ 2,059	$ 8,232	$ 8,231
Basic:
Net income per share (in Dollars per share)	$ 0.13	$ 0.52	$ 0.52
Weighted average common shares outstanding (shares in thousands) (in Shares)	15,935,000	15,929,000	15,915,000
Diluted:
Net income per share (in Dollars per share)	$ 0.13	$ 0.51	$ 0.51
Weighted average common shares outstanding (shares in thousands) (in Shares)	16,072,000	16,135,000	16,047,000